UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Washburne Capital Management, LLC
Address: 230 Park Avenue, Suite 925
         New York, NY 10169

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Seth Washburne
Title: President
Phone: 212-808-0500

Signature, Place, and Date of Signing:

 /s/ Seth Washburne             New York, NY                05/25/2007
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name


[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  115
Form 13F Information Table Value Total:  526,064,863


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                                                                                                      Market          Voting
Name                                                 TYPE              CUSIP            Shares         Value         Authority
------------------------------------------------------------------------------------------------------------------------------------
ADESA INC                                            Common            00686U104        263,669      7,285,174         Sole
ADVANCED SEMICONDUCTOR ENGR INC SPONSORED ADR        Sponsored ADR     00756M404        402,400      2,398,304         Sole
AEROFLEX INC                                         Common            007768104        238,028      3,130,068         Sole
AFFILIATED COMPUTER SERVICES INC-CL A                Common            008190100        115,350      6,791,808         Sole
AGERE SYSTEMS INC                                    Common            00845V308        295,497      6,684,142         Sole
AIRTRAN HOLDINGS INC                                 Common            00949P108        -50,597       -519,631         Sole
ALTIRIS INC                                          Common            02148M100        331,461     10,908,382         Sole
AQUILA INC                                           Common            03840P102        320,000      1,337,600         Sole
BANCO BILBAO VIZCAYA ARGENTARIA S A SPONSORED ADR    Sponsored ADR     05946K101       -118,809     -2,916,761         Sole
BANDAG INC                                           Common            092828102        108,316      4,548,189         Sole
BIOMET INC                                           Common            14984K106         20,000      3,630,000         Sole
BIOSITE INC                                          Common            10259P101         90,600        160,815         Sole
BLAIR CORP                                           Common            090613100        335,836     14,269,672         Sole
CARREKER CORPORATION                                 Common            144433109        424,103      3,401,306         Sole
CBOT HOLDINGS INC CL A                               Common            090945106        100,000      8,397,000         Sole
CLAIRES STORES INC (FLA)                             Common            179584107         30,000        963,600         Sole
CLEAR CHANNEL COMMUNICATIONS                         Common            184502102        388,318     13,606,663         Sole
COMPASS BANCSHARES INC                               Common            20449H109         81,600      5,614,080         Sole
CORILLIAN CORP                                       Common            218725109        686,959      3,427,925         Sole
DELTA & PINE LAND CO                                 Common            247357106         59,674      2,458,569         Sole
DENDRITE INTERNATIONAL INC                           Common            248239105        410,000      6,420,600         Sole
DIRECT GENERAL CORPORATION                           Common            25456W204        322,024      6,846,230         Sole
DOLLAR GENERAL CORP                                  Common            256669102        310,200      6,560,730         Sole
DUQUESNE LIGHT HOLDINGS INC                          Common            266233105        436,260      8,633,585         Sole
EAGLE HOSPITALITY PROPERTIES TRUST INC               Common            26959T102        262,900      2,931,335         Sole
EDUCATE INC                                          Common            28138P100        205,130      1,571,296         Sole
ELECTRONIC CLEARING HOUSE INC                        Common            285562500        227,007      2,635,551         Sole
EMBARCADERO TECHNOLOGIES INC                         Common            290787100        252,510      1,744,844         Sole
ENERGY PARTNERS LTD                                  Common            29270U105         77,843      1,412,850         Sole
ESCHELON TELECOM INC                                 Common            296290109         62,000      1,791,800         Sole
FIELDSTONE INVESTMENT CORPORATION REIT               Common            31659U300        810,000      2,486,700         Sole
FIRST REPUBLIC BANK (SAN FRANCISCO CA)               Common            336158100        153,524      8,244,239         Sole
FLORIDA ROCK INDUSTRIES INC                          Common            341140101         61,600      4,145,064         Sole
FOUR SEASONS HOTELS INC LIMITED VOTING SHARES        Common            35100E104         22,400      1,798,720         Sole
GENESIS HEALTHCARE CORP                              Common            37184D101         68,300      4,310,413         Sole
GIANT INDUSTRIES INC                                 Common            374508109        129,503      9,796,902         Sole
GOVERNMENT PROPERTIES TRUST                          Common            38374W107        681,323      7,290,156         Sole
GREAT ATLANTIC & PACIFIC TEA CO INC                  Common            390064103         -2,593        -86,036         Sole
GREAT LAKES CARBON INCOME FUND TRUST UNITS           Units             390564102        400,000      4,815,393         Sole
GREAT PLAINS ENERGY INC                              Common            391164100        -27,392       -888,870         Sole
HARRAHS ENTERTAINMENT INC                            Common            413619107        166,140     14,030,523         Sole
HERBALIFE LTD                                        Common            G4412G101        227,900      8,931,401         Sole
HERCULES OFFSHORE INC                                Common            427093109        -82,432     -2,164,664         Sole
HORIZON HEALTH CORP                                  Common            44041Y104        363,102      7,098,644         Sole
HYDRIL 36,199L                                       Common            448774109         84,579      8,139,883         Sole
HYPERION SOLUTIONS CORP                              Common            44914M104        210,000     10,884,300         Sole
IDEARC INC                                           Common            451663108         -2,689        -94,384         Sole
INTERCONTINENTALEXCHANGE INC                         Common            45865V100        -28,400     -3,470,764         Sole
INTERPOOL INC                                        Common            46062R108        204,631      4,997,089         Sole
INTL ALUMINUM CORP                                   Common            458884103         53,700      2,843,415         Sole
INTRALASE CORP                                       Common            461169104        237,331      5,928,528         Sole
JOHN H HARLAND CO                                    Common            412693103        256,799     13,155,813         Sole
KEANE INC                                            Common            486665102        382,600      5,195,708         Sole
KEYSPAN CORP                                         Common            49337W100         50,000      2,057,500         Sole
KINDER MORGAN INC KANS                               Common            49455P101        130,432     13,884,486         Sole
LONGVIEW FIBRE CO                                    Common            543213102        321,900      7,928,397         Sole
LSI LOGIC CORP                                       Common            502161102       -638,273     -6,663,570         Sole
MACDERMID INC                                        Common            554273102        295,829     10,315,557         Sole
MAPINFO CORP                                         Common            565105103        291,302      5,863,909         Sole
MID-STATE BANCSHARES                                 Common            595440108        188,771      6,926,008         Sole
MIDWEST AIR GROUP INC                                Common            597911106         86,000      1,161,860         Sole
MOSCOW CABLE COM CORP                                Common            61945R100         58,907        745,174         Sole
NAVTEQ CORP                                          Common            63936L100        -39,032     -1,346,604         Sole


NETSMART TECHNOLOGIES INC-NEW                        Common            64114W306        207,590      3,412,780         Sole
NEW PLAN EXCEL REALTY TRUST                          Common            648053106        374,722     12,377,068         Sole
NEW RIVER PHARMACEUTICALS INC                        Common            648468205        191,000     12,153,330         Sole
NORSK HYDRO A/S                                      Sponsored ADR     656531605         73,141      2,400,488         Sole
NORTHWESTERN CORP                                    Common            668074305        385,362     13,653,376         Sole
NOVELIS INC                                          Common            67000X106        160,000      7,057,600         Sole
OSI RESTAURANT PARTNERS INC                          Common            67104A101        177,501      7,011,290         Sole
PATAPSCO BANCORP INC                                 Common            702898107          6,600        153,450         Sole
PATHMARK STORES INC                                  Common            70322A101         20,000        256,000         Sole
PAXAR CORP                                           Common            704227107        210,200      6,032,740         Sole
PLACER SIERRA BANCSHARES                             Common            726079106        200,000      5,412,000         Sole
PREMIUM STANDARD FARMS INC                           Common            74060C105         29,300        616,472         Sole
PRICE COMMUNICATIONS CORP NEW                        Common            741437305        103,500      2,070,000         Sole
REALOGY CORPORATION                                  Common            75605E100        360,598     10,677,307         Sole
SABRE HOLDINGS CORP CL A                             Common            785905100        369,153     12,089,761         Sole
SAFENET INC                                          Common            78645R107        220,506      6,240,320         Sole
SERVICEMASTER CO (THE)                               Common            81760N109         50,000        769,500         Sole
SIRIUS SATELLITE RADIO INC                           Common            82966U103       -552,000     -1,766,400         Sole
SMITHFIELD FOODS INC                                 Common            832248108        -19,865       -594,957         Sole
STATION CASINOS INC                                  Common            857689103        118,598     10,267,029         Sole
STATOIL ASA                                          Sponsored ADR     85771P102        -62,608     -1,695,425         Sole
STATS CHIPPAC LTD                                    Sponsored ADR     85771T104        181,871      2,186,089         Sole
STEEL TECHNOLOGIES INC                               Common            858147101         71,970      2,128,873         Sole
SUNRISE SENIOR LIVING REAL ESTATE INVT TRUST UTS     Units             86770Q109         69,600      1,015,829         Sole
SUNTERRA CORPORATION                                 Common            86787D208        560,000      8,792,000         Sole
SWIFT TRANSPORTATION CO INC                          Common            870756103        235,921      7,351,298         Sole
SYNAGRO TECHNOLOGIES INC NEW                         Common            831758107        911,058      5,193,031         Sole
TANOX INC                                            Common            87588Q109        266,170      4,993,349         Sole
TB WOODS CORP                                        Common            871562203         14,112        347,579         Sole
TODCO 37,478L                                        Common            88889T107         84,200      3,395,786         Sole
TRAFFIC.COM INC                                      Common            892717109        430,582      3,462,510         Sole
TRIAD HOSPITAL INC                                   Common            89579K109        165,060      8,624,385         Sole
TXU CORP                                             Common            873168108        195,600     12,537,960         Sole
UNITED SURGICAL PARTNERS INTL                        Common            913016309        320,000      9,859,200         Sole
UNIVERSAL AMERICAN FINANCIAL                         Common            913377107          8,400        162,792         Sole
USI HOLDINGS CORPORATION                             Common            90333H101        512,803      8,640,731         Sole
VERIZON COMMUNICATIONS                               Common            92343V104        -53,821     -2,040,892         Sole
VULCAN MATERIALS CO                                  Common            929160109        -11,642     -1,356,060         Sole
WEBEX COMMUNICATIONS INC                             Common            94767L109        120,700      6,863,002         Sole
WELLS FARGO & CO                                     Common            949746101        -36,000     -1,239,480         Sole
WHITTIER ENERGY CORP                                 Common            966785305        455,365      5,009,015         Sole
WILD OATS MARKETS INC                                Common            96808B107        606,249     11,033,732         Sole
WINSTON HOTELS INC                                   Common            97563A102        887,100     13,333,113         Sole
WITNESS SYSTEMS INC                                  Common            977424100        417,079     11,240,279         Sole
XM SATELLITE RADIO HLDGS INC CL A                    Common            983759101        120,000      1,550,400         Sole
Ascent Energy Inc./Pontotoc                          Escrow Shares     04362R104         13,901              0         Sole
Besicorp Group                                       Escrow Shares     086338993          2,300              0         Sole
Besicorp Ltd                                         Escrow Shares     086339991             92              0         Sole
MOSSIMO INC ESCROW                                   Escrow Shares     619696107        200,000              0         Sole
PetroCorp                                            Escrow Shares     71645N994         76,900              0         Sole
Seagate                                              Escrow Shares     G7945J104          4,076              0         Sole
WOM INC                                              Escrow Shares     978106102             92              0         Sole

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